Share-based payments	12 Months Ended
Dec. 31, 2017
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Share-based payments
22	Share-based payments

Summary of outstanding options and restricted shares as of December 31, 2017

The terms and conditions of the grants (excluding restricted shares and performance share grants), under the 2011 and 2013 Option Plans with an USD exercise price, were as follows:

Grant date	Employees entitled	Exercise price in $	Outstanding	Exercisable
		(in thousands)
2011	Senior employees	13.00-14.65	88	88
2012	Senior employees	20.50	1	1
2013	Senior employees	10.00-15.00	4	4
2014	Senior employees	17.50	82	77
2015	Senior employees	24.60-27.26	59	32
2016	Senior employees	27.14-34.00	74	26
2017	Senior employees	35.60-45.84	22	—
	Total share options		330	228

Share options granted from 2011 onwards, under the 2011 and 2013 Option Plans, generally vest over four years and can be exercised up to eight years after the grant date. Vesting typically is over a 4-year period with 25% vested after one year and the 6.25% per quarter thereafter. Options are settled with common shares of Interxion stock. If the employee is terminated prior to the contractual term of the award, all unvested option are forfeited.

The number and weighted average exercise prices of outstanding share options, post reverse stock-split, under the 2008 Option Plan with euro exercise prices are as follows:

	Weighted average exercise price in €			Number of options in thousands
	2017	2016	2015	2017	2016	2015
Outstanding at 1 January	—	—	7.19	—	—	14
Granted	—	—	—	—	—	—
Exercised	—	—	7.19	—	—	(14)
Expired	—	—	—	—	—	—
Forfeited	—	—	—	—	—	—
Outstanding – 31 December	—	—	—	—	—	—
Exercisable – 31 December	—	—	—	—	—	—

The number and weighted average exercise prices of outstanding share options under the 2011 and 2013 Option Plans, excluding the restricted shares and performance share grants, with U.S. dollar exercise prices are as follows:

	Weighted average exercise price in $			Number of options in thousands
	2017	2016	2015	2017	2016	2015
Outstanding at 1 January	16.70	14.98	14.35	865	1,264	1,641
Granted	37.91	31.20	25.17	30	94	90
Exercised	14.13	14.90	14.23	(550)	(479)	(423)
Expired	—	—	—	—	—	—
Forfeited	30.67	20.49	19.29	(15)	(14)	(44)
Outstanding – 31 December	22.30	16.70	14.98	330	865	1,264
Exercisable – 31 December	18.34	14.22	14.24	228	689	1,030

The options outstanding at December 31, 2017 have a weighted average remaining contractual life of 4.4 years (2016: 3.9 years and 2015: 4.2 years).

For the services delivered in 2014, a total of 9,980 restricted shares were granted to the Non-executive Directors (1,996 restricted shares each). Of these shares, 3,992 were cancelled because two Non-executive Directors resigned before vesting. The remaining 5,988 restricted shares vested as at June 30, 2015 and were issued and transferred to the Non-executive Directors in July 2015.

On June 30, 2015, the Annual General Meeting of Shareholders approved to award restricted shares equivalent to a value of €40,000 under the terms and conditions of the Interxion Holding N.V. 2013 Amended International Equity Based Incentive Plan (the “2013 Option Plan”) to each of our Non-executive Directors (1,615 restricted shares each) for their services to be provided for the period between the 2015 Annual General Meeting and the 2016 Annual General Meeting. A total of 6,460 restricted shares were granted.

On June 24, 2016, the Annual General Meeting of Shareholders approved the award of restricted shares, equivalent to a value of €40,000 under the terms and conditions of the 2013 Option Plan, to each of our Non-executive Directors (1,234 restricted shares each) for their services to be provided for the period between the 2016 Annual General Meeting and the 2017 Annual General Meeting. A total of 4,936 restricted shares were granted.

On 30 June 2017, the Annual General Meeting of Shareholders approved the award of restricted shares equivalent to a value of €40,000 under the terms and conditions of the 2013 Option Plan to each of our Non-executive Directors (996 restricted shares each) for their services to be provided for the period between the 2017 Annual General Meeting and the 2018 Annual General Meeting. A total of 3,984 restricted shares were granted.

2015 Performance Share Awards

With regard to the performance period of 2015, the Board of Directors approved the conditional award of performance shares in March 2015 for certain members of key management and the Executive Director under the terms and conditions of the Company’s 2013 Amended International Equity Based Incentive Plan on the basis of the predetermined, on target equity value for 2015 and the Company’s average share price during the month of January 2015. The actual initial award of 149,600 performance shares, based on the level of the actual Company and individual performance from 1 January 2015 to 31 December 2015, was approved by the Board of Directors in February 2016.

With regard to the Executive Director, the first 50% (38,286 performance shares) of the initial award was approved at the 2016 Annual General Meeting. Of these shares, 19,143 performance shares of the initial award vested on approval but were locked up until 31 December 2016 and 19,143 performance shares vested on 1 January 2017.

With retroactive effect, all performance shares from the 2015 conditional performance share award of our Executive Director that were unvested at the time of the adoption of the 2017 Plan on May 13, 2017, are deemed to have been awarded under the terms and conditions of the 2017 Plan. As a result, 50% of the original 2015 conditional performance share award, 34,320 shares, is subject to the terms of the 2017 Plan. In accordance with the rules of the plan, the shares are subject to the Company’s three-year TSR performance relative to the three-year TSR performance of the constituents of the S&P SmallCap 600 over the period 1 January 2015 through 31 December 2017.

Based on the Company’s actual three-year TSR performance relative to the three-year TSR performance of the constituents of S&P SmallCap 600 over the period 1 January 2015 through 31 December 2017, a final performance share award of 60,060 shares has been earned and approved by the Board in April 2018. The final performance share award is subject to shareholder approval at the Annual General Meeting in 2018. Should the final performance share award be approved, the shares will vest in two equal instalments. The first instalment of 30,030 shares (50% of the final performance share award) will vest upon approval at the Annual General Meeting, the second instalment of 30,030 shares (50% of the final performance share award) will vest on 1 January 2019.

With regard to key members of management, the first 50% of the initial award (36,514 performance shares) was awarded at the 2016 Annual General Meeting. A number of 18,257 performance shares vested on award but were locked up until 31 December 2016 and 18,257 performance shares vested on 1 January 2017. The remaining 50% of the initial award (36,512 performance shares) was subject to the Company’s two-year TSR performance relative to the two-year performance of the S&P SmallCap 600 Index over the period 1 January 2015 through 31 December 2016.

The Company’s actual two-year TSR performance relative to the two-year performance of the S&P SmallCap 600 Index over the period January 1, 2015 through 31 December 2016 was reviewed in March 2017. Based on the Company’s relative TSR performance the Compensation Committee approved a final performance share award of 33,292 performance shares. Of these performance shares, 50% (or 16,646 shares) will vest on May 4, 2018. Of the remaining 16,646 shares 10,642 shares will vest on 1 January 2019, as 6,004 of the 16,646 shares have been forfeited on January 31, 2018.

Upon a change of control and (1) in the event the performance share plan or the individual award agreement is terminated, or (2) the management agreement or employment agreement between the participant and the company is terminated by the company other than for cause, or (3) the participant is offered a position which is a material demotion to the current position, all performance shares will vest immediately and any lock up provisions will expire.

2016 Performance Share Awards

With regard to the performance period of 2016, the Board of Directors approved the conditional award of performance shares in February 2016 for certain members of key management and the Executive Director under the terms and conditions of the Company’s 2013 Amended International Equity Based Incentive Plan on the basis of the predetermined on-target equity value for 2016 and the Company’s average share price during the month of January 2016.

With regard to the Executive Director, with retroactive effect, all 61,469 performance shares from the 2016 conditional performance share award are deemed to have been awarded under the terms and conditions of the 2017 Plan. In accordance with the rules of the 2017 Plan, these shares are subject to the Company’s three-year TSR performance relative to the three-year TSR performance of the constituents of the S&P SmallCap 600 over the period 1 January 2016 through 31 December 2018. The Company’s actual three-year TSR performance relative to the three-year TSR performance of the constituents of the S&P SmallCap 600 over the period 1 January 2016 through 31 December 2018 will be reviewed early 2019. The final award will be subject to Board approval and then Shareholder approval at the 2019 Annual General Meeting. Should it be approved, 50% of the performance shares will vest upon approval at the Annual General Meeting and 50% will vest on 1 January 2020.

With regard to key members of management, an initial award of 76,456 performance shares was approved by the Compensation Committee in February 2017, based on the level of actual company- and individual performance from January 1, 2016, to December 31, 2016. The first 50% of the initial award (38,228 performance shares) was awarded after the 2017 Annual General Meeting. Of the 38,228 performance shares, 19,114 performance shares vested on award but were locked up until 31 December 2017 and 19,114 performance shares will vest on May 4, 2018.

Of the remaining 38,228 performance shares, 27,004 shares were subject to relative TSR performance adjustment, as 11,224 of the 38,228 shares have been forfeited on January 31, 2018. The 27,004 shares were subject to the Company’s two-year TSR performance relative to the two-year performance of S&P SmallCap 600 Index over the period 1 January 2016 through 31 December 2017. The Company’s actual two-year TSR performance relative to the performance of the S&P SmallCap 600 Index over the period 1 January 2016 through 31 December 2017 was reviewed in January 2018. Based on the Company’s relative TSR performance over the two-year performance period, a final performance share award of 40,507 shares (150% of 27,004 shares) has been earned and approved by the Compensation Committee in April 2018. A portion equal to 50% of the final performance share award (20,255 shares) will vest on 1 January 2019 and 50% of the final performance share award (20,252 shares) will vest on 1 January 2020.

Upon a change of control and (1) in the event the performance share plan or the individual award agreement is terminated, or (2) the management agreement or employment agreement between the participant and the company is terminated by the company other than for cause, or (3) the participant is offered a position which is a material demotion to the current position, all performance shares will vest immediately and any lock up provisions will expire.

2017 Performance Share Awards

With regard to the performance period of 2017, the Board of Directors approved the conditional award of 108,213 performance shares in April 2017 for certain members of key management, under the terms and conditions of the Company’s 2013 Amended International Equity Based Incentive Plan, and for the Executive Director under the Company’s 2017 Executive Director Long-Term Incentive Plan, on the basis of the predetermined on-target equity value for 2017 and the Company’s average share price during the month of January 2017.

With regard to the Executive Director, in accordance with the rules of the 2017 Plan, 100% of the conditional performance share award of 46,808 performance shares is subject to the Company’s three-year TSR performance relative to the three-year TSR performance of the constituents of the S&P SmallCap 600 over the period 1 January 2017 through 31 December 2019. The Company’s actual three-year TSR performance relative to the three-year TSR performance of the constituents of the S&P SmallCap 600 over the period 1 January 2017 through 31 December 2019 will be reviewed in early 2020. The final award will be subject to Board and then Shareholder approval at the 2020 Annual General Meeting. Should it be approved, 50% of the performance shares will vest upon approval at the Annual General Meeting and 50% will vest on 1 January 2021.

With regard to the 61,405 performance shares conditionally awarded to key members of management, 46,577 shares are subject to initial adjustment based on company and individual performance over the performance year 2017, as 14,828 of the 61,405 performance shares have been forfeited on January 31, 2018.

Based on the actual level of Company and individual performance from 1 January 2017 through 31 December 2017 an initial award of 48,720 performance shares has been earned and approved by the Compensation Committee in April 2018. The first 50% of the initial award (24,362 performance shares) will be awarded after the 2018 Annual General Meeting. Of the 24,362 performance shares 12,181 shares will vest on award but will be locked up until 31 December 2018 and 12,181 performance shares will vest on 1 January 2019.

The remaining 50% of the initial award (24,358 performance shares) is subject to the Company’s two-year TSR performance relative to the two-year performance of S&P SmallCap 600 Index over the period 1 January 2017 through 31 December 2018. The Company’s actual two-year TSR performance relative to the two-year performance of the S&P SmallCap 600 Index over the period January 1, 2017 through 31 December 2018 will be reviewed in early 2019. Subject to the Compensation Committee’s approval of the final performance share award, 50% of the final performance share award will vest on 1 January 2020, and 50% will vest on 1 January 2021.

Upon a change of control and (1) in the event the performance share plan or the individual award agreement is terminated, or (2) the management agreement or employment agreement between the participant and the company is terminated by the company other than for cause, or (3) the participant is offered a position which is a material demotion to the current position, all performance shares will vest immediately and any lock up provisions will expire.

In 2015, 75,000 restricted shares were awarded to a key member of management (not the Executive Director) of which 25,000 vested in the first quarter of 2015. Half of the remaining 50,000 restricted shares vested on March 1, 2016 and the other 25,000 vested on March 1, 2017. On a change of control, these restricted shares will vest immediately.

In 2016, 20,000 restricted shares were awarded to key members of management (not the Executive Director) of which 5,000 vested in January 2017 and 5,000 vested in January 2018. The remaining 10,000 restricted shares will vest on 1 January 2019 (5,000 shares) and 2020 (5,000 shares). On a change of control, these restricted shares will vest immediately.

In 2017, 10,000 restricted shares were awarded to a key member of management (not the Executive Director) of which 5,000 shares vested in January 2018. The remaining 5,000 restricted shares will vest on 1 January 1, 2019. On a change of control, these restricted shares will vest immediately.

The number and weighted average fair value of restricted shares that were awarded as at December 31, 2017, 2016 and 2015 is broken down as follows:

	2017		2016		2015
	Shares	Weighted Average Grant date value (USD)	Shares	Weighted Average Grant date value (USD)	Shares	Weighted Average Grant date value (USD)
Outstanding 1 January	253	29.51	308	25.76	272	24.16
Granted	104	47.14	92	35.49	158	28.02
Vested	(147)	27.84	(124)	25.66	(118)	25.05
Forfeited	(40)	30.98	(23)	23.67	(4)	27.38
Outstanding at 31 December	170	41.39	253	29.51	308	25.76

Restricted share awards granted under the 2011 and 2013 Option Plans, generally vest over four years with 25% of the award vesting each year. Restricted share awards are settled with common Interxion stock. If the employee is terminated prior to the contractual term of the award, all unvested restricted shares are forfeited. Restricted shares awarded to our Non-executive Directors for their services, vest annually at the Annual General Meeting.

The restricted shares outstanding at December 31, 2017 have a weighted average remaining contractual life of 2.5 years (2016: 1.9 years; 2015: 2.1 years).

The number and weighted average fair value of performance shares that were finally awarded as at December 31, 2017, 2016 and 2015 is broken down as follows:

	2017		2016		2015
	Shares	Weighted Average Grant date value (USD)	Shares	Weighted Average Grant date value (USD)	Shares	Weighted Average Grant date value (USD)
Outstanding 1 January	253	27.92	129	23.94	—	—
Granted	62	38.80	196	30.42	163	24.33
Vested	(108)	29.37	(72)	27.63	(34)	25.77
Forfeited	(3)	21.20	—	—	—	—
Outstanding at 31 December	204	30.55	253	27.92	129	23.94

The performance share plan was modified during 2017, see the disclosure on Executive Director Compensation, which is included in Note 27 — Related-party transactions, for details about the modification.

Employee expenses

In 2017, the Company recorded employee expenses of €9.9 million related to share-based payments (2016: €7.9 million and 2015: €9.0 million). The 2017 share-based payments related expenses include an amount of €1.0 million related to taxes and social security charges (2016: €0.2 million and 2015: €0.6 million).

The weighted average fair value at grant date of options granted during the period was determined using the Black-Scholes valuation model. The following inputs were used:

	2017	2016	2015
Share price in € at grant date	37.48-48.38	28.09-33.89	23.84-28.46
Exercise price in €	31.68-39.08	24.27-30.47	21.61-24.95
Dividend yield	0%	0%	0%
Expected volatility	26%	30%	30%
Risk-free interest rate	1.8%-2.1%	1.2%	0.0%-0.4%
Expected life weighted average	5.1 years	5.0 years	5.1 years

The significant inputs into the model were:

•	expected volatility is based on a combination of the share performance of the Company over a five-year period;

•	the risk-free interest rate based on the yield on U.S. Treasury Strips with a maturity similar to the expected life of the options;

•	dividend yield is considered to be nil;

•	expected life is considered to be equal to the average of the share option exercise and vesting periods.

The weighted average fair value at grant date of the performance shares granted during the period was determined using the Monte Carlo valuation model. In addition to the above-mentioned inputs a one year holding discount of 5.5% was used as input for the performance shares.

Change of control clauses

Some awards to key management contain change of control clauses. Upon a change of control and (1) in the event the performance share plan or the individual award agreement is terminated, or (2) the management agreement or employment agreement between the participant and the company is terminated by the company other than for cause, or (3) the participant is offered a position which is a material demotion to the current position, all performance shares will vest immediately and any lock up provisions will expire.